Operating Expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Transaction, integration-related and restructuring charges	$ 332.8		$ 32.6
Reversal of allowance reinsurance recoverable	42.2
Litigation Settlement, Expense			120.0
Transaction and integration-related costs, pretax			16.2
Severance And Facilities Charges	0		24.1		0
Selling expenses	1,348.6		1,105.5		1,104.8
General and administrative expenses:
Salaries and related benefits	4,139.5		3,115.3		3,284.3
Other general and administrative expenses	3,157.3		2,655.6		2,415.3
Total general and administrative expenses	7,296.8	[1]	5,770.9	[1]	5,699.6	[1]
Total operating expenses	8,645.4		6,876.4		6,804.4
Voluntary early retirement expense (pretax)					137.0
Severence And Facilities Charge Pretax			37.0
Operating Expense [Member]
General and administrative transaction and integration-related costs	$ 314.6

[1]	In 2013, includes: transaction, integration-related and restructuring costs of $314.6 million and a reduction of expenses related to reversal of an allowance on a reinsurance recoverable of $42.2 million. In 2012, includes: a litigation-related charge of $120.0 million, transaction and integration-related costs of $16.2 million and a severance and facilities charge of $37.0 million. In 2011, includes a charge of $137.0 million related to the voluntary early retirement program that we announced in July 2011.